Related-party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related-party Transactions
18.	Related-party Transactions
Lease Agreement with Related Party
In August 2022, the Company entered into an operating lease agreement for additional office space in Paris, France with LNMP JPBC Invest. The Company’s Trade Marketing Director was the signor of this lease for LNMP JPBS Invest. Additionally, the Company’s Chief Commercial Officer is also a partner of LNMP JPBC Invest. The lease agreement includes lease payments of approximately $0.1 million per year. The lease commenced August 1, 2022 and ends on July 31, 2025. The Company concluded that the commercial terms of the lease agreement were competitive, at the current market rate and conducted at arm’s-length.
Consulting Agreements with KKG Enterprises, LLC and Remus Group Management, LLC
In the first quarter of 2023, Allurion entered into consulting agreements with KKG Enterprises, LLC (“KKG Enterprises”) and Remus Group Management, LLC (“Remus Group Management”) to assist Allurion in building out its AI platform, augment its AI advisory board, and provide advisory services related to the Business Combination. These agreements were tied to Allurion Board-related work by Krishna Gupta, who is a director of Allurion, CEO of Remus Group Management, principal at KKG Enterprises, and affiliated with Romulus Capital, a stockholder of Allurion. The agreements included payments of $0.2 million to KKG Enterprises and $0.3 million to Remus Group Management as board compensation to Krishna Gupta. These agreements were terminated on June 20, 2023.
Convertible Note with Hunter Ventures Limited
On February 15, 2023, Allurion sold $13 million of 2023 Convertible Notes to HVL and entered into a Side Letter with HVL, who is a limited partner of Romulus Growth Allurion L.P., which is a fund affiliated with Krishna Gupta (a director of Allurion; in addition, entities affiliated with him hold more than 5% of our outstanding Common Stock). Refer to Note 8,
Debt
for additional information regarding the 2023 Convertible Notes.
Consulting Agreement with Related Party
In September 2023, Allurion France, a French société par actions simplifiée and wholly-owned subsidiary of Allurion, entered into a new corporate officer agreement with the Company’s Chief Commercial Officer and Benoit Chardon Consulting, a French société à responsabilité limitée which is solely owned by Mr. Chardon (“BCC”), pursuant to which BCC will serve as Managing Director of Allurion France. The new corporate officer agreement provides that BCC shall receive base consulting fees of €28,333.33 per month and additional variable compensation subject to the incentive plan terms issued annually by Allurion and conditional on meeting Allurion France and personal performance attainment defined each year by Allurion.

16.	Related-party Transactions
Lease Agreement with Related Party
In August 2022, the Company entered into an operating lease agreement for additional office space in Paris, France with LNMP JPBC Invest. The Company’s Trade Marketing Director was the signor of this lease for LNMP JPBS Invest. Additionally, the Company’s Chief Commercial Officer is also a partner of LNMP JPBC Invest. The lease agreement includes lease payments of approximately $0.1 million per year. The lease commenced August 1, 2022 and ends on July 31, 2025. The Company concluded that the commercial terms of the lease agreement were competitive, at the current market rate and conducted at arm’s-length.